Significant Customers and Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2014 products dosing_strength	Dec. 31, 2013
Concentration Risk [Line Items]
Number of commercial products | products	1
Number of dosing strengths	6
Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.00%	25.00%
Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	6.00%
Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	26.00%
Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	34.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	25.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	1.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	11.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	54.00%